Events after the reporting period	12 Months Ended
Dec. 31, 2025
Event after the reporting period [Abstract]
Events after the reporting period
31 EVENTS AFTER THE REPORTING PERIOD
31.1 Credit facility arrangement
On 5 February 2026, the Company completed the arrangement of a new revolving credit facility through its subsidiary Suzano International Finance B.V., replacing the revolving credit facility in place since February 2022 and increasing the total amount available under revolving credit facilities from US$1,275,000 to US$1,775,000 (equivalent to R$9,766,760). The new facility aims to further strengthen the Company’s already robust liquidity position, providing greater cash flexibility over the coming years.
The total committed amount of US$1,775,000 is available until February 2031. The commitment fee, in the event the facility is not drawn, is 0.27% p.a. If drawn, the facility bears interest at SOFR plus 0.90% p.a.
31.2 Share buyback program
On February 10, 2026, the Board of Directors approved the new share buyback program, under which the Company may acquire up to a maximum of 40,000,000 (forty million) common shares of its own issuance, within a maximum period of 18 months.
The transactions will be carried out on B3, at market prices, at the Company’s discretion, taking into account the market price of its shares. The shares acquired may be held in treasury, canceled, and/or subsequently sold.